SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America.

The Company’s year-end is October 31.

The financial information furnished herein reflects all adjustments, consisting of normal recurring items that, in the opinion of management, are necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the interim periods. The results of operations for the nine months ended July 31, 2025 are not necessarily indicative of the results to be expected for the year ending October 31, 2025.

Principle of consolidation

Principle of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements.

On an ongoing basis, management reviews its estimates and if deemed appropriate, those estimates are adjusted. The most significant estimates include revenue recognition, allowance credit losses against receivable, accruals for potential liabilities and contingencies. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents. Cash and cash equivalents includes cash on hand, cash in transit and cash in escrow account.

Cash in transit is the money which is in the process of being deposited or recorded, but not yet reflected in the bank statement of the Company.

Cash in escrow account refers to funds held by a neutral third party, which will be transferred to the Company or its suppliers promptly upon the Company's instruction.

Accounts receivable, net

Accounts receivable, net

The Company accounts for its accounts receivable in accordance with ASC 326, Financial Instruments – Credit Losses. Under this standard, the Company estimates expected credit losses over the life of its accounts receivable using a current expected credit loss (CECL) model. Management evaluates the collectibility of accounts receivable by considering factors such as historical collection experience, current economic conditions, customer creditworthiness, and other relevant factors.

Accounts receivable are written off when deemed uncollectible. Changes in the allowance for credit losses are recorded in the statements of operations as a component of general and administrative expenses. No allowance was required as of July 31, 2025.

Leases – Right-of-Use Assets and Lease Liabilities

Leases – Right-of-Use Assets and Lease Liabilities

The Company accounts for leases with a term greater than 12 months in accordance with ASC 842, Leases. These leases are classified as operating leases, and the Company presents right-of-use (“ROU”) assets and corresponding lease liabilities on its consolidated balance sheet under a single classification.

ROU assets represent the Company’s right to use an underlying asset during the lease term. Lease liabilities represent the Company’s obligation to make lease payments. At lease commencement, ROU assets and lease liabilities are measured based on the present value of future lease payments, discounted using the Company’s incremental borrowing rate. ROU assets are subsequently amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the underlying asset. Lease liabilities are reduced as lease payments are made and increased for interest expense recognized using the effective interest method.

In March 2025, the Company recognized ROU assets and corresponding lease liabilities in connection with two separate operating lease arrangements—one for its wholly owned subsidiary KHOB LIMITED in Hong Kong and another for KHOB PTE. LTD. in Singapore. The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700. Both leases are measured at the present value of the lease payments using the applicable incremental borrowing rates. As of July 31, 2025, the net carrying amount of the ROU assets was $43,582. The related lease liabilities totaled $43,608, of which $27,519 was classified as current liabilities and $16,089 as non-current liabilities on the condensed consolidated balance sheet.

Website Development Costs

Website Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In May 2023 and January 2024, the Company capitalized website development costs of $3,500 and $8,130, respectively, which will be amortized over three years. As of July 31, 2025, the total amount of website development costs was $11,630, with an amortization expense of $6,894. The Company expects to recognize amortization expense of $969 for the remainder of the fiscal year ending October 31, 2025, amortization expense of $3,293 for the fiscal year ending October 31, 2026, and amortization expense of $474 for the fiscal year ending October 31, 2027.

During the Website Application and Infrastructure Development Stage, the Company relied on Codification 350-50-25-7, which states “Costs to obtain and register an internet domain shall be capitalized under Section 350-30-25”. Codification 350-50-25-6 states “Costs incurred to purchase software tools, or costs incurred during the application development stage for internally developed tools, shall be capitalized”.

Based on the above, the Company website costs are capitalized.

Software Development Costs

Software Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In January 2024 the Company capitalized software development costs of $13,000 which will be amortized over three years. As of July 31, 2025, the total amount of website development cost was $13,000 and the amortization expense was $6,500. The Company expects to recognize amortization expense of $1,083 for the remainder of the fiscal year ending October 31, 2025, amortization expense of $4,333 for the fiscal year ending October 31, 2026, amortization expense of $1,084 for the fiscal year ending October 31, 2027.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

AS topic 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying value included in current assets and current liabilities in the condensed consolidated balance sheets approximate their fair values because of the short-term nature of such instruments.

Impairment for long-lived assets

Impairment for long-lived assets

The Company reviews long-lived assets, including intangible assets (software and website), for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset Company), when the market prices are not readily available.

The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of July 31, 2025 and October 31, 2024, no impairment of long-lived assets was recognized.

Account payable

Account payable

Accounts payable represent amounts due to software developers for software referral and development services, and amounts due to specialized contractors for Web3 consultancy and customization services.

Revenue Recognition

Revenue Recognition

Kheoba Corp. (“the Company”) recognizes revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. The core principle of ASC 606 is to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company applies ASC 606’s five-step model:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations.
5.	Recognize revenue when (or as) a performance obligation is satisfied.

A contract is within the scope of ASC 606 when it is probable that the Company will collect the consideration to which it is entitled.

The Company’s solutions are modular in structure, allowing clients to adopt only the components most relevant to their needs. The Company operates under two principal revenue models:

1.	Referring clients to partner software developers and earning referral commissions upon project completion; or
2.	Collaborating with developers to co-create software solutions tailored to client requirements, recognizing revenue upon delivery or service completion.
3.	Provide consultancy and customization services to certain customers in the area of Web3.

Performance Obligations and Revenue Recognition

a) Software Revenues (Principal)

-	Nature of Promise: The Company sells proprietary software modules, including modules historically developed for the tourism sector, or collaborates with develops to co-create software solutions tailored to client requirements. Following contract execution, the Company may engage a contractor to assist with development and delivery.
-	Performance Obligation: Each software module represents a distinct performance obligation, with inseparable customization services bundled when applicable.
-	Timing of Satisfaction: Revenue is recognized at a point in time when the client signs a written confirmation of delivery and service completion, evidencing transfer of control. At that point, the Company invoices the client and the contractor invoices the Company.
-	Transaction Price: The consideration is typically a fixed amount specified in the customer contract.

b) Commission on Software Sales (Agent)

-	Nature of Promise: In referral arrangements, the Company acts as an agent by sourcing and arranging for a contractor to deliver software directly to the client. The client contracts with, and pays, the Company, but the Company does not obtain control of the underlying software.
-	Principal vs. Agent Analysis: The contractor is responsible for fulfillment and bears delivery risk. The Company’s promise is limited to arranging for the provision of software; therefore, the Company acts as an agent.
-	Performance Obligation: To provide referral and facilitation services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs confirmation of service or software delivery and the Company’s right to its commission is enforceable.
-	Transaction Price & Measurement: The Company recognizes only its net commission as revenue. Client payments flow through the Company, which deducts its commission and remits the balance to the contractor.

c) Consulting and Customization Services (Principal)

-	Nature of Promise: The Company provides consulting, implementation, and customization services, often working alongside contractors.
-	Performance Obligation: To provide the contracted professional services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs written confirmation of service completion, demonstrating that the performance obligation has been satisfied.
-	Transaction Price: Consideration is typically a fixed fee, invoiced upon client confirmation of service delivery.

Segment Reporting

Segment Reporting

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. Based on the management’s assessment, the Company determines that it has four operating segments and therefore four reportable segments according to the revenue sources.

The following table presents the Company’s revenue disaggregated based on revenue source for the three and nine months ended July 31, 2025 and 2024:

	Three months ended		Nine months ended
	July 31,		July 31,
	2025	2024	2025	2024
Consultancy services	$180,000	$–	$180,000	$–
Commission for software sales	174,929	–	394,929	–
Software	–	–	105,128	7,000
Tourism programs	–	21,815	–	25,115
Total Revenue	$354,929	$21,815	$680,057	$32,115

Revenue Concentration

Revenue Concentration

The following is a summary of customers that represent greater than 10% of total sales for the periods presented:

	Nine months ended July 31,
	2025	2024
Customer A	32%	26%
Customer B	26%	21%
Customer C	12%	20%
Customer D	10%	19%
Customer E	9%	14%

For the nine months ended July 31, 2025, a few major customers accounted for a significant portion of our revenues, with the largest customer representing 32% of total revenues.

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Jurisdictional Tax Considerations

The Company operates across three key jurisdictions—Nevada (USA), Singapore, and Hong Kong SAR—each offering distinct tax advantages that support its global business strategy.

Nevada does not impose a state corporate income tax, which reduces the Company’s overall state-level tax burden. However, the Company remains subject to U.S. federal corporate income tax and may be liable for other state-level obligations such as the Commerce Tax and Modified Business Tax, depending on revenue and payroll thresholds.

The Company is incorporated in the State of Nevada, which does not impose a state corporate income tax. As such, dividends received from foreign subsidiaries are not subject to state-level taxation. At the federal level, dividends received from the Company’s wholly owned subsidiaries in Singapore and Hong Kong are taxable. However, under Section 245A of the Internal Revenue Code, the Company may be eligible for a 100% dividends-received deduction on qualifying foreign-source dividends, provided the subsidiaries meet the criteria for Controlled Foreign Corporations (CFCs). This structure allows the Company to optimize its global tax position while remaining compliant with U.S. tax regulations.

Singapore applies a flat corporate income tax rate of 17%, with partial exemptions available for qualifying companies. The jurisdiction also offers a one-tier tax system, meaning dividends are tax-exempt at the shareholder level. Singapore’s transparent and business-friendly tax regime supports the Company’s regional operations through KHOB PTE. LTD.

Hong Kong SAR follows a territorial tax system, taxing only profits sourced within Hong Kong. The two-tiered profits tax regime applies a rate of 8.25% on the first HKD 2 million of profits and 16.5% thereafter. Offshore income is generally exempt unless it falls under the refined Foreign-Sourced Income Exemption (FSIE) regime. This structure supports the Company’s operations through KHOB LIMITED and EASY SMART TECHNOLOGY LIMITED.

These tax environments contribute to the Company’s ability to optimize its global tax position while maintaining compliance with applicable laws and regulations.

Basic Income (Loss) Per Share

Basic Income (Loss) Per Share

The Company computes income (loss) per share in accordance with FASB ASC 260 “Earnings per Share”. Basic loss per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of July 31, 2025, there were no potentially dilutive debt or equity instruments issued or outstanding.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. To date, the Company has not adopted a stock option plan and has not granted any stock options.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying financial statements.